Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q3PH

Schedule of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Schedule of Investments 20

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.0%
Electric Utilities 25.3%
Alliant Energy Corp. ................................. United States 80,000 $ 4,978,400
American Electric Power Co., Inc. ....................... United States 36,000 3,725,640
Constellation Energy Corp. ............................ United States 10,000 3,061,500
Duke Energy Corp. .................................. United States 40,000 4,708,800
Edison International ................................. United States 36,000 2,003,400
Entergy Corp. ...................................... United States 60,000 4,996,800
Evergy, Inc. ........................................ United States 72,000 4,781,520
Exelon Corp. ....................................... United States 65,000 2,848,300
FirstEnergy Corp. ................................... United States 50,000 2,097,000
NextEra Energy, Inc. ................................. United States 115,000 8,123,600
Pinnacle West Capital Corp. ........................... United States 20,000 1,824,600
PPL Corp. ......................................... United States 24,500 851,375
Southern Co. (The) .................................. United States 50,000 4,500,000
Xcel Energy, Inc. .................................... United States 55,000 3,855,500
52,356,435
Metals & Mining 2.5%
BHP Group Ltd. , ADR ................................ Australia 25,185 1,233,813
Freeport-McMoRan, Inc. .............................. United States 40,380 1,553,822
Newmont Corp. ..................................... United States 26,000 1,370,720
Rio Tinto plc , ADR ................................... Australia 15,000 891,450
South32 Ltd. , ADR .................................. Australia 10,074 98,524
5,148,329
Multi-Utilities 16.4%
CenterPoint Energy, Inc. .............................. United States 122,800 4,573,072
CMS Energy Corp. .................................. United States 60,000 4,213,800
Consolidated Edison, Inc. ............................. United States 20,000 2,089,800
Dominion Energy, Inc. ................................ United States 65,000 3,683,550
DTE Energy Co. .................................... United States 30,000 4,099,500
NiSource, Inc. ...................................... United States 60,000 2,372,400
Public Service Enterprise Group, Inc. .................... United States 45,000 3,646,350
Sempra, Inc. ....................................... United States 90,000 7,073,100
WEC Energy Group, Inc. .............................. United States 20,000 2,148,800
33,900,372
Oil, Gas & Consumable Fuels 1.7%
a
Amplify Energy Corp. ................................ United States 245 703
Birch Permian Holdings, Inc. ........................... United States 32,490 181,132
California Resources Corp. ............................ United States 47 2,076
DT Midstream, Inc. .................................. United States 10,000 1,047,400
Enbridge, Inc. ...................................... Canada 39,360 1,829,453
Expand Energy Corp. ................................ United States 1,985 230,518
Woodside Energy Group Ltd. , ADR ...................... Australia 9,101 130,417
3,421,699
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 11,375 238,875
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 32,432
Total Common Stocks (Cost $ 35,676,531 ) ....................................
95,098,142

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 3,000 $ 201,960
Total Convertible Preferred Stocks (Cost $ 150,000 ) ............................
201,960
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II , 5.1% .................................. United States 27,500 481,525
Total Preferred Stocks (Cost $ 598,125 ) .......................................
481,525
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp. , 2/09/26 ......................... United States 215 22,468
Total Warrants (Cost $ 18,168 ) ...............................................
22,468
Principal
Amount
*
Corporate Bonds 77.3%
Aerospace & Defense 1.7%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 733,578
d
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 300,000 306,720
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 250,000 254,269
d
Bombardier, Inc. ,
c
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 675,000 691,176
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 500,000 507,631
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,057,744
3,551,118
Automobile Components 2.2%
d
Adient Global Holdings Ltd. ,
c
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 300,000 306,477
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 150,000 148,918
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 150,000 153,400
d
Allison Transmission, Inc. ,
Senior Bond , 144A, 3.75% , 1/30/31 .................... United States 300,000 272,563
Senior Note , 144A, 4.75% , 10/01/27 ................... United States 600,000 590,325
c ,d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,550,000 1,193,230
d ,e
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 400,000 404,351
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 900,000 901,988
c ,d
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% ,
4/23/30 ......................................... Germany 700,000 665,480
4,636,732
Automobiles 0.3%
c ,d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 700,000 690,546
Biotechnology 0.6%
d
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 682,542
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 571,167
1,253,709

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.7%
c ,d
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 700,000 $ 683,503
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 800,000 785,801
1,469,304
Building Products 2.4%
c ,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 506,516
d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 219,434
c ,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 910,227
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 504,076
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 150,000 152,333
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 300,000 305,065
c ,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,233,325
c ,d
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 600,000 609,751
d
Standard Industries, Inc. ,
c
Senior Bond , 144A, 4.75% , 1/15/28 .................... United States 500,000 491,283
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 100,000 93,923
5,025,933
Capital Markets 1.0%
d
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 500,000 481,996
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 500,000 501,180
c
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 600,000 615,724
c ,d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 500,000 526,987
2,125,887
Chemicals 3.2%
b ,d ,e ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 300,657
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 220,769
d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 500,000 515,012
d
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 600,000 487,406
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 192,230
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 303,247
d
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 . United States 1,500,000 1,443,678
c ,d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 1,000,000 1,004,034
d ,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 243,101 214,266
c ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,251,778
c ,d
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 1,000,000 705,865
6,638,942
Commercial Services & Supplies 2.6%
c ,d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,200,000 1,244,447

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c ,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 $ 491,958
c ,d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 600,000 576,544
c ,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,128,924
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 239,592
c ,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 792,229
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 205,566
c ,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 722,414
5,401,674
Communications Equipment 0.7%
d
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,600,000 1,540,021
Construction & Engineering 0.2%
d
Arcosa, Inc. ,
c
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 300,000 286,181
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 100,000 102,612
388,793
Consumer Finance 2.3%
d
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 600,000 640,500
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 400,000 424,380
c ,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,128,884
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 208,014
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 500,000 484,850
c
Senior Note , 9% , 1/15/29 ........................... United States 900,000 943,862
c ,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 855,736
4,686,226
Consumer Staples Distribution & Retail 0.3%
c ,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 720,637
Containers & Packaging 1.9%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 600,000 273,549
c ,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 1,011,328
d
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 325,000 325,710
c ,d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 1,500,000 1,478,895
d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 746,145
3,835,627
Distributors 0.5%
d
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 410,403
d
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 425,000 445,422
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 125,000 127,820
983,645

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 $ 758,241
Diversified REITs 1.1%
c ,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 863,803
c ,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 800,000 760,033
c ,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 687,487
2,311,323
Diversified Telecommunication Services 2.2%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 500,000 493,405
c
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 1,700,000 1,595,163
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 200,000 183,315
d
Iliad Holding SASU ,
c
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 800,000 813,400
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 425,000 428,263
c ,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 1,016,566
4,530,112
Electric Utilities 1.8%
c ,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,484,100
c ,d
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 800,000 795,382
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625% , 2/15/27 ................... United States 500,000 499,981
c
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 400,000 386,939
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 100,000 106,097
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 400,000 416,387
3,688,886
Electrical Equipment 0.8%
c
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 500,000 518,654
Senior Note , 6.4% , 4/15/33 .......................... United States 400,000 414,125
c ,d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 800,000 775,627
1,708,406
Electronic Equipment, Instruments & Components 0.4%
c ,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 476,227
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 305,586
781,813
Energy Equipment & Services 2.2%
c ,d
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 600,000 603,674
d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 160,000 164,949
c ,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 700,000 717,835
d
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 300,000 273,617
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 1,000,000 685,216
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 296,145
d
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 90,476 91,951
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 600,000 409,554

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean, Inc., (continued)
d
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 $ 90,269
d
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 640,000 649,315
c ,d
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 500,000 508,272
4,490,797
Entertainment 0.4%
c ,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 830,921
Financial Services 3.7%
d
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 300,000 309,552
c
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 650,000 642,465
d
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 200,000 205,960
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 700,000 735,799
d
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 500,000 497,922
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 1,400,000 1,487,562
c ,d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 1,100,000 1,102,639
c ,d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,500,000 1,474,290
d
PRA Group, Inc. ,
c
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 600,000 605,625
Senior Note , 144A, 5% , 10/01/29 ..................... United States 300,000 269,427
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 400,000 410,515
7,741,756
Food Products 1.1%
d ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 625,175 655,958
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 200,000 209,963
c
Senior Secured Note , 144A, 4.625% , 11/15/28 ........... United States 800,000 779,967
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 200,485
c ,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 378,958
2,225,331
Ground Transportation 1.1%
c ,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 842,189
d ,g
Herc Holdings Escrow, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 150,000 154,628
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 100,000 102,990
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 500,000 514,931
c ,d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 700,000 726,998
2,341,736
Health Care Equipment & Supplies 0.7%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 414,044
d
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 200,000 205,814
c ,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 489,012

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
c ,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 400,000 $ 417,403
1,526,273
Health Care Providers & Services 3.1%
c
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 424,851
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 500,000 522,135
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 500,000 386,734
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 300,000 288,473
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 500,000 533,560
d
DaVita, Inc. ,
c
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 1,200,000 1,122,079
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 200,000 203,300
c ,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 964,864
d
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 90,027 71,866
e
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 137,786 133,636
e
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 772,185 562,287
c
Tenet Healthcare Corp. ,
Senior Secured Note , 6.125% , 6/15/30 ................. United States 700,000 707,734
Senior Secured Note , 6.75% , 5/15/31 .................. United States 500,000 515,338
6,436,857
Health Care REITs 0.4%
c ,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 769,334
Hotel & Resort REITs 1.1%
c ,d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 700,000 696,681
d
RHP Hotel Properties LP / RHP Finance Corp. ,
c
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 300,000 309,510
c
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 700,000 710,069
g
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 275,000 279,899
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 200,676
2,196,835
Hotels, Restaurants & Leisure 5.1%
b ,d ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 1,800,000 —
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 800,000 830,659
c ,d
Caesars Entertainment, Inc. ,
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 300,000 308,027
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 800,000 806,936
c ,d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 .......... United States 1,500,000 1,504,690
c ,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,181,654
c ,d
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 900,000 874,583
c ,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 661,939
d
NCL Corp. Ltd. ,
Senior Note , 144A, 5.875% , 3/15/26 ................... United States 46,000 46,058
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 500,000 500,405
d
Royal Caribbean Cruises Ltd. ,
c
Senior Note , 144A, 5.5% , 8/31/26 ..................... United States 500,000 500,384
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 300,000 304,238
Senior Note , 144A, 6% , 2/01/33 ...................... United States 500,000 502,107

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 400,000 $ 408,053
c ,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 400,000 388,191
d
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ................... United States 300,000 300,038
c
Senior Note , 144A, 7% , 2/15/29 ...................... United States 600,000 604,613
c ,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 839,586
10,562,161
Household Durables 2.3%
c ,d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 4.625% , 8/01/29 ......................... United States 1,200,000 1,131,906
c ,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 515,062
c ,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 823,818
c
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 552,910
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 75,000 70,646
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 46,259
d
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 300,000 311,115
c ,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,300,000 1,250,578
4,702,294
Household Products 0.1%
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 188,096
Independent Power and Renewable Electricity Producers 1.3%
c ,d
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......... United States 700,000 682,655
d
Clearway Energy Operating LLC ,
c
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 400,000 351,694
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 400,000 391,107
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 300,000 271,010
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 911,725
2,608,191
Insurance 1.7%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 400,000 418,380
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 400,000 413,020
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 800,000 800,297
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 500,000 511,734
Jones Deslauriers Insurance Management, Inc. ,
c,d
Senior Note , 144A, 10.5% , 12/15/30 ................... Canada 1,200,000 1,288,081
3,431,512
Interactive Media & Services 0.2%
d
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 350,000 354,878
IT Services 1.0%
c ,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 500,000 480,689
c ,d
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7% , 6/15/27 ............ United States 700,000 704,867

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
c ,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 $ 620,880
d
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 200,000 197,752
2,004,188
Life Sciences Tools & Services 0.2%
d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 United States 425,000 354,815
Machinery 1.9%
c ,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,225,140
c ,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 852,825
c ,d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 600,000 610,860
c
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 602,820
d
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 300,000 312,969
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 300,000 295,257
3,899,871
Media 2.9%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 300,000 274,392
c
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 500,000 442,498
c
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 400,000 391,563
c
Senior Secured Note , 144A, 9% , 9/15/28 ................ United States 500,000 524,046
d
CSC Holdings LLC ,
Senior Bond , 144A, 3.375% , 2/15/31 ................... United States 300,000 196,758
c
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 700,000 693,239
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 200,000 187,614
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 200,000 197,006
c ,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 823,665
d
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 189,813
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 100,000 93,906
Senior Note , 144A, 5% , 8/15/27 ...................... United States 100,000 98,772
c ,d
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ..... United States 600,000 509,279
c ,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 801,096
c ,d
Sirius XM Radio LLC , Senior Note , 144A, 4% , 7/15/28 ........ United States 600,000 569,819
5,993,466
Metals & Mining 1.7%
d
Cleveland-Cliffs, Inc. ,
c
Senior Note , 144A, 7% , 3/15/32 ...................... United States 600,000 518,279
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 600,000 515,956
c
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ....... United States 700,000 634,425
d
Constellium SE ,
c
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 600,000 554,384
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 400,000 398,688
c ,d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375% , 4/01/31 ................................... Australia 500,000 459,417
d
Novelis Corp. ,
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 100,000 88,985
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 100,000 98,162
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 309,558
3,577,854

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.7%
c ,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 $ 1,401,771
Oil, Gas & Consumable Fuels 7.3%
d
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 166,000 170,030
c
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 700,000 689,247
c ,d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 900,000 869,210
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 800,000 822,000
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 500,000 508,645
c ,d
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 100,000 97,896
c ,d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 706,987
d
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 200,000 185,784
d
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 285,938
c ,d
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 ............ United States 300,000 294,661
d
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 500,000 506,183
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 510,759
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 200,000 185,502
c
Senior Note , 144A, 6% , 4/15/30 ...................... United States 300,000 284,882
c
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 700,000 697,276
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 397,905
d
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 275,000 260,848
c ,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,802,263
d
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 175,000 169,004
b ,d ,e ,f
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 . United States 757,734 —
c ,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 605,980
c ,d
ONEOK, Inc. , Senior Note , 144A, 6.5% , 9/01/30 ............ United States 800,000 846,562
c ,d
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 500,000 520,195
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 500,046
Senior Note , 4.5% , 5/15/29 .......................... United States 200,000 191,745
c ,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 271,631
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 279,053
d
Venture Global LNG, Inc. ,
c
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 600,000 614,481
c
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 500,000 534,886
c
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 500,000 507,946
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 400,000 425,788
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 210,787
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 209,068
15,163,188
Paper & Forest Products 0.2%
d
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 400,000 339,462
Passenger Airlines 0.8%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 233,333 233,081

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 700,000 $ 697,507
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 252,260
d
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 100,000 98,877
c
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 300,000 285,143
1,566,868
Personal Care Products 0.8%
c ,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 600,000 612,875
c ,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 949,843
1,562,718
Pharmaceuticals 0.7%
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 207,266
Teva Pharmaceutical Finance Netherlands III BV ,
c
Senior Note , 4.75% , 5/09/27 ......................... Israel 600,000 595,822
Senior Note , 7.875% , 9/15/29 ........................ Israel 300,000 324,014
c
Senior Note , 8.125% , 9/15/31 ........................ Israel 300,000 334,095
1,461,197
Professional Services 0.2%
d ,g
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 433,793
Real Estate Management & Development 0.7%
c ,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 335,834 342,275
c ,d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 1,200,000 1,191,145
1,533,420
Software 1.0%
c ,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 86,000 85,574
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 253,401
c ,d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 740,617
c ,d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,069,076
2,148,668
Specialized REITs 0.5%
c ,d
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 300,000 292,938
Senior Note , 144A, 7% , 2/15/29 ...................... United States 700,000 723,680
1,016,618
Specialty Retail 0.6%
c ,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 584,000 611,787
c ,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 640,076
1,251,863
Technology Hardware, Storage & Peripherals 0.3%
c ,d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 552,233
Textiles, Apparel & Luxury Goods 0.4%
c ,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 700,000 740,225

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 2.2%
c ,d
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 800,000 $ 831,508
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 600,000 629,941
c ,d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% ,
12/15/28 ........................................ United States 600,000 604,980
c ,d
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 900,000 912,301
c ,d
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 700,000 719,495
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 400,000 408,801
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 450,000 458,686
4,565,712
Wireless Telecommunication Services 1.4%
d
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ......................................... Luxembourg 1,500,000 537,532
c ,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,240,668
b ,h
Digicel Group Holdings Ltd. , 29 .196% , 11/17/33 ............ Bermuda 26,671 844
c ,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,100,000 1,175,625
2,954,669
Total Corporate Bonds (Cost $ 165,984,517 ) ...................................
159,657,146
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 38,043 34,465
Total Senior Floating Rate Interests (Cost $ 37,952 ) ............................
34,465
i
Marketplace Loans 1.2%
b
Financial Services 1.2%
a a a a a a
Total Marketplace Loans (Cost $ 2,873,096 ) ...................................
2,466,852
Asset-Backed Securities 0.0%
†
Financial Services 0.0%
†
d ,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 16.013% , 1/15/45 .............. United States 1,444 1,287
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 1,536 950
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 1,397 1,138
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 909 591
3,966
a a a a a a
Total Asset-Backed Securities (Cost $ 4,597 ) ..................................
3,966
Municipal Bonds 0.2%
Arizona 0.2%
d
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 440,653
Total Municipal Bonds (Cost $ 432,444 ) .......................................
440,653

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 25 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 $ —
a,b
Endo, Inc., Escrow Account ............................ United States 725,000 —
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 6,000
Total Escrows and Litigation Trusts (Cost $ 19,546 ) ............................
6,000
Total Long Term Investments (Cost $ 205,794,976 ) .............................
258,413,177
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.079% .. United States 5,583,811 5,583,811
Total Money Market Funds (Cost $ 5,583,811 ) .................................
5,583,811
Total Short Term Investments (Cost $ 5,583,811 ) ...............................
5,583,811
a
Total Investments (Cost $ 211,378,787 ) 127.7% ................................
$263,996,988
Credit Facility (29.0) % ......................................................
(60,000,000)
Other Assets, less Liabilities 1.3% ...........................................
2,696,636
Net Assets 100.0% .........................................................
$206,693,624
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $149,737,960, representing 72.4% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The rate shown represents the yield at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2025
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2025, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 1.2%
Freedom Financial Asset Management LLC
APP-15034726.FP.FTS.B , 25 .49% , 7/25/25 $ 519 $ 525
a
APP-10111431.FP.FTS.B , 10 .99% , 9/30/25 2,174 2,188
a
APP-10578403.FP.FTS.B , 15 .99% , 10/30/25 2,871 2,931
a
APP-10561192.FP.FTS.B , 8 .99% , 11/03/25 2,177 2,188
APP-11105408.FP.FTS.B , 10 .99% , 12/14/25 1,848 1,861
APP-11843242.FP.FTS.B , 12 .24% , 12/15/25 3,335 3,360
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 3,280 3,316
APP-10868780.FP.FTS.B , 14 .49% , 2/27/26 7,145 7,335
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 8,693 8,910
APP-12397373.FP.FTS.B , 15 .99% , 3/15/26 3,413 3,460
APP-11799488.FP.FTS.B , 16 .99% , 3/16/26 5,265 5,399
APP-12421465.FP.FTS.B , 17 .99% , 3/23/26 1,772 1,779
b
APP-13524997.FP.FTS.B , 10 .59% , 3/25/26 5,324 652
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 4,149 4,193
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 10,884 11,010
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 2,966 3,008
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 6,783 6,875
APP-12270812.FP.FTS.B , 16 .99% , 6/22/26 4,574 4,713
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 7,004 7,257
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 5,754 5,922
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 3,579 3,686
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 3,442 3,495
APP-14860724.FP.FTS.B , 20 .99% , 7/26/26 7,035 7,391
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 10,279 10,653
a
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 6,161 6,231
a
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 7,689 7,933
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 13,575 13,759
a
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 2,847 2,953
a
APP-10572421.FP.FTS.B , 10 .49% , 9/20/26 2,955 2,963
a
APP-10845328.FP.FTS.B , 11 .99% , 10/16/26 8,650 8,760
a
APP-10704368.FP.FTS.B , 14 .99% , 10/16/26 6,922 7,043
a
APP-10745909.FP.FTS.B , 17 .99% , 10/16/26 18,843 19,171
a
APP-10581131.FP.FTS.B , 22 .49% , 10/22/26 3,837 4,002
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 8,005 8,099
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 1,341 1,341
APP-15107872.FP.FTS.B , 20 .49% , 11/15/26 3,212 3,262
a
APP-10848002.FP.FTS.B , 17 .99% , 11/19/26 9,407 9,694
a
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 9,919 10,070
a
APP-10384953.FP.FTS.B , 19 .99% , 12/02/26 6,930 7,153
APP-11094577.FP.FTS.B , 19 .49% , 12/08/26 5,057 5,266
APP-11008022.FP.FTS.B , 11 .99% , 12/13/26 5,325 5,397
APP-11021456.FP.FTS.B , 20 .99% , 12/15/26 15,552 16,273
APP-11007668.FP.FTS.B , 19 .99% , 12/19/26 7,628 7,940
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 4,814 4,915
APP-11677084.FP.FTS.B , 15 .49% , 12/26/26 17,845 18,129
APP-11799609.FP.FTS.B , 10 .99% , 1/01/27 12,692 12,852
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 2,496 2,502
APP-11844341.FP.FTS.B , 16 .74% , 2/01/27 14,919 15,326
a
APP-10224478.FP.FTS.B , 20 .49% , 2/02/27 13,313 13,878
APP-11824892.FP.FTS.B , 16 .99% , 2/03/27 7,305 7,427
b
APP-11724933.FP.FTS.B , 14 .24% , 2/05/27 7,150 748
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 $ 5,397 $ 5,554
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 17,803 18,380
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 3,588 3,673
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 4,364 4,408
a
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 3,768 3,909
APP-11674918.FP.FTS.B , 20 .49% , 2/25/27 11,861 12,387
a
APP-10848317.FP.FTS.B , 12 .24% , 2/28/27 8,732 8,878
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 7,229 7,327
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 5,298 5,473
APP-12385340.FP.FTS.B , 25 .49% , 3/17/27 4,505 4,723
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 7,996 8,379
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 7,822 7,974
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 8,563 8,760
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 10,796 10,992
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 23,354 23,715
APP-11744634.FP.FTS.B , 19 .99% , 4/01/27 9,480 9,815
b
APP-12304720.FP.FTS.B , 18 .74% , 4/06/27 27,863 2,854
APP-11872928.FP.FTS.B , 11 .24% , 4/15/27 7,312 7,432
APP-11801830.FP.FTS.B , 16 .49% , 4/30/27 9,666 9,894
APP-13478834.FP.FTS.B , 16 .99% , 5/03/27 9,919 10,241
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 4,447 4,499
a
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 15,408 15,649
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 9,159 9,308
APP-11845152.FP.FTS.B , 11 .74% , 5/15/27 8,970 9,045
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 14,201 11,023
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 5,304 5,535
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 4,752 4,924
b
APP-13531806.FP.FTS.B , 16 .99% , 5/20/27 11,735 1,163
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 6,905 7,178
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 19,067 19,370
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 13,661 13,904
APP-15070181.FP.FTS.B , 19 .99% , 7/15/27 9,442 9,780
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 5,360 5,487
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 5,993 6,103
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 10,572 10,788
APP-13302186.FP.FTS.B , 20 .49% , 7/25/27 8,323 8,702
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 5,895 6,045
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 6,529 6,738
APP-15048744.FP.FTS.B , 16 .49% , 7/31/27 12,538 12,915
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 27,331 27,868
APP-14958373.FP.FTS.B , 12 .24% , 9/16/27 9,791 9,983
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 11,711 12,280
728,249
LendingClub Corp.
160809803.LC.FTS.B , 13 .08% , 11/08/34 .. 3,205 3,180
164089980.LC.FTS.B , 17 .74% , 2/28/35 ... 2,560 –
167747801.LC.FTS.B , 16 .12% , 3/15/35 ... 4,400 –
3,180
LendingClub Corp. - LCX PM
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 2,967 3,054
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 4,890 4,968
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 6,350 6,525

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... $ 4,473 $ 4,600
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 10,526 10,667
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 8,371 403
185280664.LC.FTS.B , 21 .99% , 1/21/27 ... 8,320 8,464
185094462.LC.FTS.B , 22 .99% , 1/21/27 ... 5,802 –
186073191.LC.FTS.B , 23 .99% , 1/26/27 ... 4,613 4,735
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 11,486 11,800
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 6,418 6,377
185102499.LC.FTS.B , 17 .49% , 1/28/27 ... 6,552 6,548
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 5,637 5,634
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 7,216 7,220
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 6,572 6,515
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 10,888 10,840
186105140.LC.FTS.B , 14 .99% , 2/10/27 ... 5,920 –
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 3,412 3,483
185962334.LC.FTS.B , 16 .49% , 2/14/27 ... 16,237 6,026
186055580.LC.FTS.B , 19 .49% , 2/14/27 ... 11,496 –
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 3,442 –
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 18,894 18,993
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... 9,323 –
b
186255693.LC.FTS.B , 28 .99% , 2/16/27 ... 4,723 –
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 5,513 –
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 3,255 3,301
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 3,290 3,317
188850161.LC.FTS.B , 18 .99% , 4/27/27 ... 3,974 3,981
188844587.LC.FTS.B , 20 .99% , 4/27/27 ... 5,086 5,160
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 10,512 10,833
188832786.LC.FTS.B , 27 .99% , 4/27/27 ... 2,746 2,845
188770586.LC.FTS.B , 21 .49% , 4/28/27 ... 9,207 9,278
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 5,232 5,384
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 3,869 3,996
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 13,880 14,336
188842402.LC.FTS.B , 21 .49% , 4/30/27 ... 3,713 –
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 8,247 8,494
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 1,925 1,955
185215933.LC.FTS.B , 28 .99% , 6/25/27 ... 12,591 –
185051135.LC.FTS.B , 23 .99% , 8/28/27 ... 14,398 14,488
185440062.LC.FTS.B , 17 .49% , 9/25/27 ... 13,559 2,512
186004411.LC.FTS.B , 5% , 11/28/27 ..... 8,814 7,194
188698368.LC.FTS.B , 20 .99% , 4/27/28 ... 15,452 2,918
184905245.LC.FTS.B , 15 .99% , 1/19/35 ... 5,855 –
185806351.LC.FTS.B , 18 .99% , 2/07/35 ... 3,705 –
186109882.LC.FTS.B , 5% , 2/14/35 ...... 2,384 2,403
188498393.LC.FTS.B , 18 .99% , 5/25/35 ... 391 390
184778654.LC.FTS.B , 16 .19% , 6/04/35 ... 36 36
229,673
Prosper Funding LLC
b
1758243.PS.FTS.B , 24 .4% , 7/16/25 ..... 1,678 –
1701129.PS.FTS.B , 16 .4% , 7/17/25 ..... 713 666
1606127.PS.FTS.B , 15 .2% , 8/17/26 ..... 2,966 2,977
1607933.PS.FTS.B , 18 .5% , 8/19/26 ..... 684 696
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 1,903 1,899
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 4,604 4,629
1621434.PS.FTS.B , 14 .6% , 8/26/26 ..... 650 649
1621428.PS.FTS.B , 20% , 8/26/26 ....... 3,495 3,572
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 2,882 2,880
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1610327.PS.FTS.B , 27 .6% , 9/17/26 ..... $ 3,397 $ 3,552
1635897.PS.FTS.B , 12% , 9/23/26 ....... 7,200 7,195
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 4,753 4,767
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 3,360 3,356
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 8,896 8,917
1626046.PS.FTS.B , 15 .18% , 10/16/26 ... 3,625 3,609
1635735.PS.FTS.B , 14 .68% , 10/22/26 ... 5,491 5,473
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 2,581 2,575
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 6,947 6,930
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 7,645 7,822
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 2,792 2,804
1661010.PS.FTS.B , 12 .5% , 11/05/26 .... 9,551 9,489
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 4,558 4,533
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 3,207 3,189
1653323.PS.FTS.B , 16% , 11/09/26 ...... 4,639 4,636
1666362.PS.FTS.B , 19% , 11/09/26 ...... 2,822 2,868
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 4,642 4,618
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 12,876 12,807
1666890.PS.FTS.B , 17% , 11/10/26 ...... 6,376 6,474
1661433.PS.FTS.B , 28 .23% , 11/14/26 .... 2,408 2,142
1666359.PS.FTS.B , 21% , 11/15/26 ...... 2,547 2,638
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 2,317 2,349
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 3,238 3,348
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 4,868 4,833
1685634.PS.FTS.B , 12 .5% , 12/14/26 .... 3,094 3,071
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 13,802 13,761
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 4,888 5,076
b
1672147.PS.FTS.B , 16 .56% , 12/15/26 ... 11,061 –
1687344.PS.FTS.B , 19% , 12/17/26 ...... 2,089 2,130
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 3,506 3,481
1678354.PS.FTS.B , 11 .07% , 12/20/26 .... 5,692 5,651
1687950.PS.FTS.B , 11 .5% , 12/20/26 .... 5,560 5,535
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 4,023 4,003
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 12,153 12,066
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 3,408 3,378
1686078.PS.FTS.B , 10 .5% , 1/08/27 ..... 4,762 4,723
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 3,977 3,949
1701108.PS.FTS.B , 15 .7% , 1/12/27 ..... 14,782 14,740
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 6,070 6,027
1694725.PS.FTS.B , 18 .4% , 1/13/27 ..... 6,567 6,685
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 6,526 6,637
1695958.PS.FTS.B , 10 .5% , 1/14/27 ..... 5,908 5,859
b
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 9,705 –
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 9,986 9,918
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 7,742 7,702
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 6,805 6,745
1689251.PS.FTS.B , 19% , 1/21/27 ....... 1,780 1,810
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 2,763 2,742
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 5,359 5,346
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 3,345 3,336
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 8,921 9,098
1720911.PS.FTS.B , 18 .59% , 2/15/27 .... 11,423 11,646
1714642.PS.FTS.B , 18 .7% , 2/15/27 ..... 4,583 4,673
1707734.PS.FTS.B , 10 .29% , 2/16/27 .... 1,063 1,057
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 8,737 8,657
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 9,328 2,480
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 9,737 9,623

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1753011.PS.FTS.B , 12% , 4/06/27 ....... $ 6,830 $ 6,734
1754293.PS.FTS.B , 13 .4% , 4/12/27 ..... 1,000 991
1747163.PS.FTS.B , 16 .2% , 4/12/27 ..... 12,017 11,907
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 9,533 9,433
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 7,305 7,190
1750735.PS.FTS.B , 16% , 5/15/27 ....... 3,319 1,953
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 5,058 4,952
1705005.PS.FTS.B , 15% , 1/15/28 ....... 15,491 8,739
b
1743776.PS.FTS.B , 20 .4% , 4/06/35 ..... 15,443 –
1752241.PS.FTS.B , 14 .7% , 5/10/35 ..... 13,546 8,714
391,110
Upgrade, Inc. - Card
b
992276049.UG.FTS.B , 29 .49% , 4/05/25 .. 14 1
992452371.UG.FTS.B , 29 .49% , 4/05/25 .. 5 1
992460328.UG.FTS.B , 29 .49% , 8/01/25 .. 10 10
992301470.UG.FTS.B , 28 .98% , 12/02/25 . 97 30
992238906.UG.FTS.B , 22 .97% , 11/03/27 . 2,660 528
570
Upstart Network, Inc.
FW2971973.UP.FTS.B , 20 .05% , 9/19/25 .. 1,009 905
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 2,198 2,146
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 16,256 15,944
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 1,042 1,031
FW1730043.UP.FTS.B , 21 .14% , 9/17/26 .. 1,755 1,725
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 2,926 2,879
b
L1730120.UP.FTS.B , 23 .06% , 9/17/26 .... 5,137 296
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 3,921 3,860
FW1730388.UP.FTS.B , 28 .64% , 9/17/26 .. 6,376 6,284
FW1729641.UP.FTS.B , 30 .22% , 9/17/26 .. 2,028 1,999
FW1728143.UP.FTS.B , 30 .44% , 9/17/26 .. 2,195 2,165
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 308 304
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 946 933
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 1,101 1,086
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 4,380 4,243
FW1902782.UP.FTS.B , 14 .11% , 10/22/26 . 5,419 5,328
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 4,662 4,616
FW1901195.UP.FTS.B , 18 .66% , 10/22/26 . 879 866
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 2,347 2,309
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 1,161 1,144
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 6,099 6,012
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 5,008 4,940
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 1,002 989
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 19,674 19,402
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 824 813
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 1,976 1,949
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 1,774 1,750
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 1,710 1,690
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 495 489
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 3,551 3,511
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 3,687 3,641
L1902840.UP.FTS.B , 22 .56% , 11/01/26 ... 5,568 5,486
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 2,468 2,407
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 2,900 2,839
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 2,647 2,592
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... $ 5,514 $ 5,400
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 1,293 1,266
FW2032278.UP.FTS.B , 13 .85% , 11/12/26 . 1,810 1,774
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 9,066 8,882
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 369 363
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 4,056 2,066
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 2,046 2,010
FW2031845.UP.FTS.B , 15 .93% , 11/12/26 . 6,324 3,253
FW2032502.UP.FTS.B , 16 .77% , 11/12/26 . 3,133 3,070
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 2,514 2,483
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 6,152 6,076
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 1,978 1,954
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 1,994 1,957
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 2,101 2,063
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 4,841 4,784
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 1,624 1,594
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 10,228 10,027
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 2,458 2,414
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 617 606
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 4,309 4,229
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 4,139 4,064
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 624 613
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 11,223 11,028
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 1,109 1,091
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 840 826
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 563 553
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 2,255 2,218
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 12,136 11,832
L1901748.UP.FTS.B , 12 .93% , 11/16/26 ... 209 207
L2102006.UP.FTS.B , 8 .84% , 11/23/26 .... 18,263 11,984
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 7,726 7,578
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 12,268 12,032
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 1,844 1,809
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 1,301 1,276
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 1,270 1,247
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 1,938 1,918
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 1,556 1,541
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 3,576 3,543
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 2,394 1,648
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 8,204 8,081
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 603 594
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 2,473 2,438
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 3,263 2,267
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 1,740 1,717
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 1,745 1,722
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 1,421 397
L2103491.UP.FTS.B , 25 .4% , 11/23/26 .... 134 132
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 2,643 2,609
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 1,589 1,568
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 1,700 1,678
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 663 552
FW2103069.UP.FTS.B , 31 .22% , 11/23/26 . 1,032 1,021
FW2031117.UP.FTS.B , 18 .34% , 11/27/26 . 4,023 3,951
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 4,021 3,918
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 1,928 1,249
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 2,942 2,867
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 7,102 6,947

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... $ 4,282 $ 648
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 1,132 1,108
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 2,403 2,354
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 1,558 1,525
L2250820.UP.FTS.B , 13 .59% , 12/14/26 ... 1,254 1,227
b
L2251440.UP.FTS.B , 16 .23% , 12/14/26 ... 665 48
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 4,814 4,755
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 2,586 2,534
b
FW2249113.UP.FTS.B , 18 .58% , 12/14/26 . 12,989 947
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 855 845
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 3,464 3,422
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... 3,522 3,452
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 5,189 5,095
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 2,090 2,049
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 3,476 3,409
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 2,580 2,550
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 4,387 4,308
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 1,536 1,507
L2249898.UP.FTS.B , 22 .33% , 12/14/26 ... 9,602 9,494
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 6,834 6,704
L2250010.UP.FTS.B , 23 .56% , 12/14/26 ... 2,242 2,200
FW2248932.UP.FTS.B , 23 .62% , 12/14/26 . 944 252
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 1,795 1,762
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 3,941 3,872
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 1,622 1,127
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 1,915 1,880
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 2,129 2,090
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 549 539
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 1,794 1,773
b
L2251395.UP.FTS.B , 25 .45% , 12/14/26 ... 1,177 22
L2250992.UP.FTS.B , 25 .92% , 12/14/26 ... 4,631 4,546
FW2248550.UP.FTS.B , 26 .2% , 12/14/26 .. 1,909 1,876
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 4,229 4,154
FW2249342.UP.FTS.B , 27 .92% , 12/14/26 . 2,011 1,659
FW2251120.UP.FTS.B , 28 .37% , 12/14/26 . 283 278
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 693 680
FW2249951.UP.FTS.B , 30 .44% , 12/14/26 . 953 937
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 942 926
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 3,124 3,072
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 541 532
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 1,650 1,623
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 2,572 690
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 17,401 16,969
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 9,103 8,872
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 7,657 7,462
L2252298.UP.FTS.B , 8 .83% , 12/15/26 .... 552 543
L2252476.UP.FTS.B , 9 .18% , 12/15/26 .... 3,673 3,581
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 4,874 4,770
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 11,370 11,129
L2247794.UP.FTS.B , 12 .65% , 12/15/26 ... 1,740 1,703
L2253650.UP.FTS.B , 13 .61% , 12/15/26 ... 2,548 2,495
b
L2253384.UP.FTS.B , 13 .79% , 12/15/26 ... 5,800 417
L2252931.UP.FTS.B , 15 .49% , 12/15/26 ... 1,352 1,335
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 2,571 2,541
b
L2252199.UP.FTS.B , 17 .21% , 12/15/26 ... 4,901 352
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 1,772 1,741
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . $ 6,408 $ 6,293
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 1,292 1,269
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 1,085 1,066
L2253118.UP.FTS.B , 21 .32% , 12/15/26 ... 8,716 8,554
b
L2251670.UP.FTS.B , 22 .36% , 12/15/26 ... 2,585 76
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 1,328 1,304
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 1,363 1,340
L2252209.UP.FTS.B , 25 .21% , 12/15/26 ... 539 530
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 550 541
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 3,350 3,293
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 2,662 2,616
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 2,192 2,157
FW2253234.UP.FTS.B , 28 .94% , 12/15/26 . 5,106 5,024
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 1,211 1,192
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 7,311 7,198
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 932 918
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 1,380 1,352
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 5,416 5,278
L2251043.UP.FTS.B , 12 .11% , 12/28/26 ... 12,331 12,069
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 18,167 17,550
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 2,209 2,135
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 4,021 3,928
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 13,228 12,891
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 4,965 4,840
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 415 406
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 2,577 2,523
b
L2498623.UP.FTS.B , 12 .18% , 1/24/27 .... 1,119 81
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 2,835 2,777
b
L2500282.UP.FTS.B , 13 .29% , 1/24/27 .... 5,147 370
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 2,495 2,444
b
FW2499948.UP.FTS.B , 14 .6% , 1/24/27 ... 3,415 176
L2500513.UP.FTS.B , 14 .9% , 1/24/27 .... 8,350 8,183
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 2,557 2,531
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 2,347 2,323
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 3,052 3,003
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 3,289 3,258
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 1,370 1,348
L2498546.UP.FTS.B , 19 .91% , 1/24/27 .... 3,247 827
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... 2,231 2,196
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 2,683 2,642
FW2499205.UP.FTS.B , 20 .72% , 1/24/27 .. 2,849 2,803
L2499153.UP.FTS.B , 21 .13% , 1/24/27 .... 498 491
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 2,270 2,235
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 1,840 1,812
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 7,960 7,844
L2500427.UP.FTS.B , 23 .85% , 1/24/27 .... 4,823 4,780
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 792 779
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 2,480 2,446
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 620 612
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 1,974 1,945
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 902 242
b
L2500357.UP.FTS.B , 26 .3% , 1/24/27 .... 5,013 799
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 4,847 4,782
FW2498534.UP.FTS.B , 28 .67% , 1/24/27 .. 941 928
FW2498768.UP.FTS.B , 30 .06% , 1/24/27 .. 739 730
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 1,418 1,401

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2497608.UP.FTS.B , 31 .43% , 1/24/27 .. $ 742 $ 733
b
FW2497327.UP.FTS.B , 33 .75% , 1/24/27 .. 1,171 81
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 4,852 4,686
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 3,150 3,044
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 7,542 7,291
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 2,386 2,324
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 16,030 15,616
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 12,174 11,867
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 11,994 11,747
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 5,017 4,914
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 811 794
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 16,012 15,687
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 1,636 1,603
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 2,065 2,023
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 3,064 3,003
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 1,671 1,637
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 1,288 1,275
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 2,169 2,149
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 867 859
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 651 641
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 3,120 3,069
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 3,657 3,599
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 447 441
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 2,767 2,725
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 2,443 2,407
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 4,459 4,392
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 4,591 4,522
b
L2500977.UP.FTS.B , 22 .64% , 1/25/27 .... 3,748 126
FW2503468.UP.FTS.B , 24 .6% , 1/25/27 ... 1,591 1,569
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 1,461 1,441
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 3,264 3,220
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 646 637
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 2,666 2,631
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 2,418 2,387
FW2501053.UP.FTS.B , 27 .35% , 1/25/27 .. 3,951 3,900
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 2,400 2,369
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 485 479
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 953 941
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 364 360
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 1,032 278
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 494 488
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 2,626 2,597
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 1,103 1,086
FW2499482.UP.FTS.B , 28 .65% , 1/28/27 .. 8,153 8,050
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 533 526
L2500786.UP.FTS.B , 26 .35% , 2/09/27 .... 1,464 103
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 14,004 13,756
b
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... 14,427 1,102
FW1729684.UP.FTS.B , 29 .1% , 2/17/27 ... 6,236 6,144
b
L1902477.UP.FTS.B , 13 .65% , 3/22/27 .... 5,165 277
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 23,225 5,361
b
L2032268.UP.FTS.B , 15 .84% , 4/12/27 .... 9,223 1,361
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 2,903 2,848
b
FW2032681.UP.FTS.B , 22 .41% , 4/12/27 .. 1,567 113
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 4,911 4,824
FW2003411.UP.FTS.B , 27 .5% , 4/12/27 ... 4,376 2,187
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... $ 21,004 $ 20,342
L2971979.UP.FTS.B , 6 .84% , 4/19/27 .... 11,366 11,010
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 10,684 10,352
FW2972190.UP.FTS.B , 7 .92% , 4/19/27 ... 20,372 19,741
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 4,853 4,759
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 7,967 7,815
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 3,623 3,593
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 1,032 1,024
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 3,309 3,283
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 2,783 2,743
FW2971643.UP.FTS.B , 24 .95% , 4/19/27 .. 12,052 2,978
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 517 510
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 13,859 13,624
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 2,108 2,082
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 542 535
b
FW2972102.UP.FTS.B , 26 .72% , 4/19/27 .. 1,927 295
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 3,275 3,236
b
L2100737.UP.FTS.B , 22 .28% , 4/23/27 .... 12,426 1,904
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 2,607 2,565
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 24,950 24,583
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 3,400 3,316
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 3,752 3,678
L2251037.UP.FTS.B , 19 .7% , 5/14/27 .... 989 976
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 1,614 1,583
L2252566.UP.FTS.B , 19 .55% , 5/15/27 .... 3,024 1,872
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 2,543 601
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 5,227 5,169
L2250436.UP.FTS.B , 22 .79% , 5/27/27 .... 13,109 12,899
b
L2250389.UP.FTS.B , 13 .11% , 5/28/27 .... 11,173 1,480
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 5,092 4,964
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 3,406 3,367
L2500224.UP.FTS.B , 25 .04% , 6/24/27 .... 3,533 3,487
b
FW2499989.UP.FTS.B , 28 .3% , 6/24/27 ... 5,776 410
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 6,874 6,689
FW2502647.UP.FTS.B , 31 .05% , 6/25/27 .. 5,856 5,802
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 3,689 3,635
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 19,335 11,487
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 22,981 22,836
FW2101751.UP.FTS.B , 16 .63% , 9/23/27 .. 9,187 9,087
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 6,617 6,458
FW2497574.UP.FTS.B , 12 .62% , 11/24/27 . 14,706 14,383
FW2500185.UP.FTS.B , 30 .96% , 11/24/27 . 6,139 1,471
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 21,865 21,332
L2499062.UP.FTS.B , 17 .84% , 12/08/27 ... 916 189
L2971929.UP.FTS.B , 24 .66% , 2/19/28 .... 13,701 8,549
b
FW2503345.UP.FTS.B , 13 .6% , 1/25/35 ... 194 14
1,114,070
Total Marketplace Loans (Cost
$ 2,873,096 ) .......................
$2,466,852
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has
designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.079% $4,054,622 $37,082,479 $(35,553,290) $— $— $5,583,811 5,583,811 $171,143
Total Affiliated Securities ... $4,054,622 $37,082,479 $(35,553,290) $— $— $5,583,811 $171,143
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 52,356,435 $ — $ — $ 52,356,435
Metals & Mining ....................... 5,148,329 — — 5,148,329
Multi-Utilities .......................... 33,900,372 — — 33,900,372
Oil, Gas & Consumable Fuels ............. 3,240,567 181,132 — 3,421,699
Pharmaceuticals ....................... 238,875 — — 238,875
Software ............................. — — 32,432 32,432
Convertible Preferred Stocks ................ 201,960 — — 201,960
Preferred Stocks ......................... 481,525 — — 481,525
Warrants ............................... 22,468 — — 22,468
Corporate Bonds :
Aerospace & Defense ................... — 3,551,118 — 3,551,118
Automobile Components ................. — 4,636,732 — 4,636,732
Automobiles .......................... — 690,546 — 690,546
Biotechnology ......................... — 1,253,709 — 1,253,709
Broadline Retail ....................... — 1,469,304 — 1,469,304
Building Products ...................... — 5,025,933 — 5,025,933
Capital Markets ........................ — 2,125,887 — 2,125,887
Chemicals ........................... — 6,638,942 —
a
6,638,942
Commercial Services & Supplies ........... — 5,401,674 — 5,401,674
Communications Equipment .............. — 1,540,021 — 1,540,021
Construction & Engineering ............... — 388,793 — 388,793
Consumer Finance ..................... — 4,686,226 — 4,686,226
Consumer Staples Distribution & Retail ...... — 720,637 — 720,637
Containers & Packaging ................. — 3,835,627 — 3,835,627
Distributors ........................... — 983,645 — 983,645
Diversified Consumer Services ............ — 758,241 — 758,241
Diversified REITs ...................... — 2,311,323 — 2,311,323
Diversified Telecommunication Services ..... — 4,530,112 — 4,530,112
Electric Utilities ........................ — 3,688,886 — 3,688,886
Electrical Equipment .................... — 1,708,406 — 1,708,406
Electronic Equipment, Instruments &
Components ........................ — 781,813 — 781,813
Energy Equipment & Services ............. — 4,490,797 — 4,490,797
Entertainment ......................... — 830,921 — 830,921
Financial Services ...................... — 7,741,756 — 7,741,756
Food Products ........................ — 2,225,331 — 2,225,331
Ground Transportation .................. — 2,341,736 — 2,341,736
Health Care Equipment & Supplies ......... — 1,526,273 — 1,526,273
Health Care Providers & Services .......... — 6,436,857 — 6,436,857
Health Care REITs ..................... — 769,334 — 769,334
Hotel & Resort REITs ................... — 2,196,835 — 2,196,835
Hotels, Restaurants & Leisure ............. — 10,562,161 —
a
10,562,161
Household Durables .................... — 4,702,294 — 4,702,294
Household Products .................... — 188,096 — 188,096
Independent Power and Renewable Electricity
Producers .......................... — 2,608,191 — 2,608,191
Insurance ............................ — 3,431,512 — 3,431,512
Interactive Media & Services .............. — 354,878 — 354,878
IT Services ........................... — 2,004,188 — 2,004,188
Life Sciences Tools & Services ............ — 354,815 — 354,815
Machinery ............................ — 3,899,871 — 3,899,871
Media ............................... — 5,993,466 — 5,993,466
Metals & Mining ....................... — 3,577,854 — 3,577,854
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 1,401,771 $ — $ 1,401,771
Oil, Gas & Consumable Fuels ............. — 15,163,188 —
a
15,163,188
Paper & Forest Products ................. — 339,462 — 339,462
Passenger Airlines ..................... — 1,566,868 — 1,566,868
Personal Care Products ................. — 1,562,718 — 1,562,718
Pharmaceuticals ....................... — 1,461,197 — 1,461,197
Professional Services ................... — 433,793 — 433,793
Real Estate Management & Development .... — 1,533,420 — 1,533,420
Software ............................. — 2,148,668 — 2,148,668
Specialized REITs ...................... — 1,016,618 — 1,016,618
Specialty Retail ........................ — 1,251,863 — 1,251,863
Technology Hardware, Storage & Peripherals . — 552,233 — 552,233
Textiles, Apparel & Luxury Goods .......... — 740,225 — 740,225
Trading Companies & Distributors .......... — 4,565,712 — 4,565,712
Wireless Telecommunication Services ....... — 2,953,825 844 2,954,669
Senior Floating Rate Interests ............... — 34,465 — 34,465
Marketplace Loans ....................... — — 2,466,852 2,466,852
Asset-Backed Securities ................... — 3,966 — 3,966
Municipal Bonds ......................... — 440,653 — 440,653
Escrows and Litigation Trusts ............... — 6,000 —
a
6,000
Short Term Investments ................... 5,583,811 — — 5,583,811
Total Investments in Securities ........... $101,174,342 $160,322,518 $2,500,128 $263,996,988
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Software .......... $ — $ 1,299,500 $ — $ — $ — $ — $ — $ (1,267,068) $ 32,432 $ (1,267,068)
Corporate Bonds :
Chemicals ........ — — — 3,851 — — — (3,851) —
d
(3,851)
Hotels, Restaurants &
Leisure ......... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 893 — (316) — — 442 292 (467) 844 97
Marketplace Loans :
Financial Services ... 5,201,571 35,771 (2,887,543) — — — (144,139) 261,192 2,466,852 (87,902)
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2025, are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Escrows and Litigation
Trusts : $ —
d
$ —
d
$ (7,052) $ — $ — $ — $ 7,052 $ — $ —
d
$ —
Total Investments in
Securities ............ $5,202,464 $1,335,271 $(2,894,911) $3,851 $— $442 $(136,795) $(1,010,194) $2,500,128 $(1,358,724)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services........... $2,466,852 Discounted cash flow Loss-adjusted discount rate
0.8% - 13.8%
(7.7%)
Decrease
Projected loss rate 1.0% - 86.6%
(16.6%)
Decrease
All Other Investments………. 33,276
c,d
Total....................................... $2,500,128
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.